Transfers in from ESOP	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transfers in from ESOP	Transfers in from ESOP
The Polaris Inc. Employee Stock Ownership Plan ("ESOP") allows participants to diversify part of their ESOP account via transfer into the Plan, if they have at least five years of ESOP participation and have attained age 40. Transferred funds follow the Plan's existing withdrawal provisions. The total amount transferred into the Plan from the ESOP for the years ended December 31, 2025 and 2024 was $1,142,573 and $1,863,329, respectively.